================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08727

                   SunAmerica Senior Floating Rate Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John T. Genoy
                              Senior Vice President
                        SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                              Jersey City, NJ 07311
                    ----------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

================================================================================

Item 1. Reports to Stockholders

                                    [GRAPHIC]




                                                        SEMI-ANNUAL REPORT 2010

SUNAMERICA
Senior Floating Rate Fund

[LOGO]

                        TABLE OF CONTENTS


                    SHAREHOLDERS' LETTER................  1
                    EXPENSE EXAMPLE.....................  2
                    STATEMENT OF ASSETS AND LIABILITIES.  4
                    STATEMENT OF OPERATIONS.............  5
                    STATEMENT OF CHANGES IN NET ASSETS..  6
                    STATEMENT OF CASH FLOWS.............  7
                    FINANCIAL HIGHLIGHTS................  8
                    PORTFOLIO OF INVESTMENTS............  9
                    NOTES TO FINANCIAL STATEMENTS....... 21

        JUNE 30, 2010                                         SEMI-ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present you with the semi-annual shareholder report for the SunAmerica Senior Floating Rate Fund for the six-month period ended June 30, 2010.

Even after the market rally of last year, we believe that the valuations of bank loans remain very attractive, though the second quarter saw a decline in returns in the bank loan market. The S&P/LSTA Leveraged Loan Index* posted a 3.34% gain for the six-month period, much of that coming from the outperformance of the lower-quality segment of the market in the first quarter.

Technical factors continue to be extremely positive for the bank loan market. New-issue activity continues to increase, as volume climbed to $67 billion in the second quarter, compared with $75 billion for all of 2009. At the same time, mutual fund flow data showed an increase in demand for this asset class with $3.4 billion of inflows for 2009. After peaking in November 2009, the bank loan default rate continued to decline. At the end of June 2010, the trailing 12-month default rate for bank loans by dollar amount was 4.02%, down from 9.61% at the end of 2009.

We value your support and thank you for your continued investment in the Fund.

Sincerely,

THE SUNAMERICA SENIOR FLOATING RATE FUND PORTFOLIO MANAGER

Wellington Management
Jeffrey W. Heuer


--------
Past performance is no guarantee of future results.

* The S&P/LSTA Leveraged Loan Index is an unmanaged loan market index that reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. Indices are not managed and an investor cannot invest directly into an index.

The Fund is not a money market fund and its net asset value may fluctuate. Investments in loans involve certain risks including nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of an active trading market, in certain cases, which may impair the Fund's ability to obtain full value for loans sold. The Fund may invest all or substantially all of its assets in loans or other securities that are rated below investment grade or in comparable unrated securities. Credit risks include the possibility of a default on the loan or bankruptcy of the borrower. The value of these loans is subject to a greater degree of volatility in response to interest rate fluctuations. High yield debt instruments carry a greater default risk, may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other debt instruments.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2010 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges and
(2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2010 and held until June 30, 2010.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2010" to estimate the expenses you paid on your account during this period. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in Class A and Class C, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan document and/or materials from your financial adviser for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2010" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        EXPENSE EXAMPLE -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)


                                                 ACTUAL                                           HYPOTHETICAL
                            ------------------------------------------------- ------------------------------------
                                                  ENDING                                          ENDING ACCOUNT
                                               ACCOUNT VALUE  EXPENSES PAID                         VALUE USING
                                BEGINNING      USING ACTUAL     DURING THE        BEGINNING      A HYPOTHETICAL 5%
                              ACCOUNT VALUE     RETURNS AT   SIX MONTHS ENDED   ACCOUNT VALUE    ASSUMED RETURN AT
                            AT JANUARY 1, 2010 JUNE 30, 2010  JUNE 30, 2010*  AT JANUARY 1, 2010   JUNE 30, 2010
                            ------------------ ------------- ---------------- ------------------ -----------------
Senior Floating Rate Fund#
   Class A.................     $1,000.00        $1,039.59        $7.33           $1,000.00          $1,017.60
   Class C.................     $1,000.00        $1,039.38        $8.85           $1,000.00          $1,016.12

                            -----------------
                                             EXPENSE
                             EXPENSES PAID    RATIO
                               DURING THE     AS OF
                            SIX MONTHS ENDED JUNE 30,
                             JUNE 30, 2010*   2010*
                            ---------------- --------
Senior Floating Rate Fund#
   Class A.................      $7.25         1.45%
   Class C.................      $8.75         1.75%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial advisor for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2010" and the "Expense Ratios" would have been higher.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2010 -- (UNAUDITED)

ASSETS:
Investments at value (unaffiliated)*............................... $337,905,507
Repurchase agreements (cost approximates value)....................   36,650,000
                                                                    ------------
  Total investments................................................  374,555,507
Receivable for:
  Fund shares sold.................................................    1,852,498
  Dividends and interest...........................................    1,632,740
  Investments sold.................................................    5,159,836
Prepaid expenses and other assets..................................        6,842
Due from investment adviser for expense reimbursements/fee waivers.       67,193
Due from distributor for fee waivers...............................       70,250
                                                                    ------------
  Total assets.....................................................  383,344,866
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      620,792
  Investments purchased............................................   24,751,680
  Investment advisory and management fees..........................      248,865
  Distribution and service maintenance fees........................      157,025
  Administration fees..............................................       58,557
  Transfer agent fees and expenses.................................       73,493
  Directors' fees and expenses.....................................          246
  Other accrued expenses...........................................      212,264
Dividends payable..................................................      420,797
Due to custodian...................................................          228
Commitments (Note 10)..............................................           --
                                                                    ------------
  Total liabilities................................................   26,543,947
                                                                    ------------
   Net Assets...................................................... $356,800,919
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.01 par value....................................... $    447,095
Additional paid-in capital.........................................  436,670,836
                                                                    ------------
                                                                     437,117,931
Accumulated undistributed net investment income (loss).............      (63,594)
Accumulated undistributed net realized gain (loss) on investments..  (59,726,138)
Unrealized appreciation (depreciation) on investments..............  (20,527,280)
                                                                    ------------
   Net Assets...................................................... $356,800,919
                                                                    ============
CLASS A:
Net assets......................................................... $197,167,003
Shares outstanding.................................................   24,698,509
Net asset value and redemption price per share..................... $       7.98
Maximum sales charge (3.75% of offering price).....................         0.31
                                                                    ------------
Maximum offering price to public................................... $       8.29
                                                                    ============
CLASS C:
Net assets......................................................... $159,633,916
Shares outstanding.................................................   20,010,988
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charges)...... $       7.98
                                                                    ============
*COST
  Investment securities (unaffiliated)............................. $358,432,787
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2010 -- (UNAUDITED)

INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $6,485,641
Dividends (unaffiliated)...............................................................     31,664
Facility and other fee income (Note 2).................................................  1,818,365
                                                                                        ----------
   Total investment income.............................................................  8,335,670
                                                                                        ----------
EXPENSES:
Investment advisory and management fees................................................  1,278,752
Administration fees....................................................................    300,883
Distribution and service maintenance fees:
  Class A..............................................................................    272,428
  Class C..............................................................................    544,536
Transfer agent fees and expenses:
  Class A..............................................................................    178,528
  Class C..............................................................................    166,047
Registration fees:
  Class A..............................................................................     23,386
  Class C..............................................................................     18,365
Accounting service fees................................................................     34,242
Custodian and accounting fees..........................................................     60,255
Reports to shareholders................................................................     49,014
Audit and tax fees.....................................................................     49,234
Legal fees.............................................................................     18,618
Directors' fees and expenses...........................................................     23,600
Interest expense.......................................................................      2,070
Other expenses.........................................................................     78,295
                                                                                        ----------
   Total expenses before fee waivers, expense reimbursements and custody credits.......  3,098,253
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 5)..   (698,998)
   Custody credits earned on cash balances.............................................        (40)
                                                                                        ----------
   Net expenses........................................................................  2,399,215
                                                                                        ----------
Net investment income (loss)...........................................................  5,936,455
                                                                                        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated).................................   (100,921)
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........  2,680,421
                                                                                        ----------
Net realized and unrealized gain (loss) on investments.................................  2,579,500
                                                                                        ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................ $8,515,955
                                                                                        ==========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX   FOR THE YEAR
                                                                       MONTHS ENDED      ENDED
                                                                       JUNE 30, 2010  DECEMBER 31,
                                                                        (UNAUDITED)       2009
                                                                       ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income (loss)......................................... $  5,936,455  $   8,691,651
 Net realized gain (loss) on investments (unaffiliated)...............     (100,921)   (20,970,390)
 Net unrealized gain (loss) on investments (unaffiliated).............    2,680,421     92,014,874
                                                                       ------------  -------------
Increase (decrease) in net assets resulting from operations...........    8,515,955     79,736,135
                                                                       ------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (3,085,053)    (2,992,553)
 Net investment income (Class B)*.....................................           --       (193,048)
 Net investment income (Class C)......................................   (2,685,913)    (5,360,408)
 Net investment income (Class D)*.....................................           --       (132,560)
 Net investment income (Class Q)*.....................................           --       (181,742)
                                                                       ------------  -------------
Total distributions to shareholders...................................   (5,770,966)    (8,860,311)
                                                                       ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 3)................................................  120,573,516     35,187,841
                                                                       ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  123,318,505    106,063,665
                                                                       ------------  -------------
NET ASSETS:
Beginning of period...................................................  233,482,414    127,418,749
                                                                       ------------  -------------
End of period+........................................................ $356,800,919  $ 233,482,414
                                                                       ============  =============
--------
+Includes accumulated undistributed net investment income (loss)...... $    (63,594) $    (229,083)
                                                                       ============  =============

*  See Note 1

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        STATEMENT OF CASH FLOWS -- FOR THE SIX MONTHS ENDED JUNE 30, 2010 -- (UNAUDITED)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations.................................................................... $   8,515,955

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH USED IN OPERATING ACTIVITIES:
  Purchase of loans...........................................................................................  (174,521,530)
  Proceeds from loans sold....................................................................................    39,891,077
  Loan principal paydowns.....................................................................................    32,526,827
  Net purchases of short-term securities......................................................................   (26,536,251)
  Accretion of facility fee income............................................................................    (1,346,953)
  Increase in receivable for dividends and interest...........................................................      (277,513)
  Decrease in receivable for investments sold.................................................................     1,880,756
  Decrease in amount due from investment adviser for expense reimbursements/fee waivers.......................       (37,036)
  Increase in amount due from distributor for fee waivers.....................................................         3,246
  Increase in prepaid expenses and other assets...............................................................        (4,155)
  Increase in payable for investments purchased...............................................................     6,755,525
  Increase in payable for investment advisory and management fees.............................................        87,016
  Increase in payable for distribution and service maintenance fees...........................................        47,002
  Increase in payable for administration fees.................................................................        20,475
  Increase in other accrued expenses..........................................................................        45,865
  Unrealized appreciation on investments......................................................................    (2,680,421)
  Net realized loss from investments..........................................................................       100,921
                                                                                                               -------------
Net cash used in operating activities......................................................................... $(115,529,194)
                                                                                                               -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold.....................................................................................   171,952,898
Payment on shares redeemed....................................................................................   (54,411,391)
Cash dividends paid...........................................................................................    (2,186,624)
                                                                                                               -------------
Net cash provided by financing activities..................................................................... $ 115,354,883
                                                                                                               -------------
Net decrease in cash..........................................................................................      (174,311)
Cash balance at beginning of period...........................................................................       174,083
                                                                                                               -------------
Cash balance at end of period................................................................................. $        (228)
                                                                                                               =============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,479,556.

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        FINANCIAL HIGHLIGHTS


                                  NET GAIN
                                  (LOSS) ON                                                                      RATIO OF
                                 INVESTMENTS                        DIVIDENDS           NET               NET    EXPENSES
            NET ASSET               (BOTH               DIVIDENDS   FROM NET           ASSET            ASSETS,     TO
             VALUE,      NET      REALIZED   TOTAL FROM  FROM NET   REALIZED    TOTAL  VALUE,           END OF    AVERAGE
  PERIOD    BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT  GAINS ON   DISTRI- END OF   TOTAL   PERIOD      NET
  ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME   INVESTMENTS BUTIONS PERIOD RETURN(2) (000'S)  ASSETS(3)
----------- --------- ---------- ----------- ---------- ---------- ----------- ------- ------ --------- -------- ---------
                                                                    CLASS A
-             -         -          -           -          -         -------
10/04/06*-
 12/31/06     $9.39     $0.38      $(0.22)     $ 0.16     $(0.15)   $     --   $(0.15) $9.40     1.75%  $ 14,165   1.45%(4)
12/31/07       9.40      0.56       (0.48)       0.08      (0.60)         --    (0.60)  8.88     0.84     89,077   1.45
12/31/08       8.88      0.49       (3.74)      (3.25)     (0.49)         --    (0.49)  5.14   (38.20)    25,546   1.45
12/31/09       5.14      0.32        2.72        3.04      (0.35)         --    (0.35)  7.83    60.63    103,932   1.45
06/30/10(5)    7.83      0.15        0.16        0.31      (0.16)         --    (0.16)  7.98     3.96    197,167   1.45(4)
                                                                    CLASS C
-             -         -          -           -          -         -------
12/31/05      $9.41     $0.42      $(0.03)     $ 0.39     $(0.41)   $     --   $(0.41) $9.39     4.24%  $154,584   1.75%
12/31/06       9.39      0.59        0.01        0.60      (0.59)         --    (0.59)  9.40     6.54    176,743   1.75
12/31/07       9.40      0.57       (0.52)       0.05      (0.58)         --    (0.58)  8.87     0.43    235,957   1.75
12/31/08       8.87      0.47       (3.74)      (3.27)     (0.46)         --    (0.46)  5.14   (38.31)    86,126   1.75
12/31/09       5.14      0.32        2.69        3.01      (0.33)         --    (0.33)  7.82    59.94    129,550   1.75
06/30/10(5)    7.82      0.15        0.16        0.31      (0.15)         --    (0.15)  7.98     3.94    159,634   1.75(4)

              RATIO OF
                 NET
             INVESTMENT
              INCOME TO
  PERIOD       AVERAGE    PORTFOLIO
  ENDED     NET ASSETS(3) TURNOVER
----------- ------------- ---------

-
10/04/06*-
 12/31/06       6.78%(4)     61%
12/31/07        6.58         91
12/31/08        6.05         32
12/31/09        4.94         74
06/30/10(5)     4.06(4)      26

-
12/31/05        4.36%        57%
12/31/06        6.26         61
12/31/07        6.24         91
12/31/08        5.89         32
12/31/09        4.88         74
06/30/10(5)     3.82(4)      26

--------
*  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average daily net assets) (See Note 5):

              12/31/05 12/31/06   12/31/07 12/31/08 12/31/09 06/30/10(4)(5)
              -------- --------   -------- -------- -------- --------------
     Class A.     --     1.81%(4)   0.59%    0.65%    0.55%       0.42%
     Class C.   0.57     0.64       0.65     0.73     0.66        0.51

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO PROFILE -- JUNE 30, 2010 -- (UNAUDITED)

      INDUSTRY ALLOCATION*
      Media.......................................................  16.6%
      Repurchase Agreements.......................................  10.3
      Hotels, Restaurants & Leisure...............................   5.7
      Commercial Services & Supplies..............................   4.9
      Chemicals...................................................   4.8
      IT Services.................................................   3.8
      Software....................................................   3.7
      Diversified Financial Services..............................   3.4
      Insurance...................................................   3.0
      Containers & Packaging......................................   2.9
      Auto Components.............................................   2.7
      Health Care Providers & Services............................   2.2
      Specialty Retail............................................   2.2
      Industrial Conglomerates....................................   2.1
      Semiconductors & Semiconductor Equipment....................   2.0
      Household Products..........................................   1.9
      Diversified Telecommunication Services......................   1.7
      Energy Equipment & Services.................................   1.6
      Food & Staples Retailing....................................   1.6
      Registered Investment Companies.............................   1.6
      Capital Markets.............................................   1.5
      Machinery...................................................   1.4
      Oil, Gas & Consumable Fuels.................................   1.4
      Road & Rail.................................................   1.4
      Food Products...............................................   1.3
      Multiline Retail............................................   1.3
      Airlines....................................................   1.2
      Distributors................................................   1.1
      Multi Utilities.............................................   1.1
      Aerospace & Defense.........................................   1.0
      Building Products...........................................   1.0
      Communications Equipment....................................   1.0
      Internet & Catalog Retail...................................   1.0
      Diversified Consumer Services...............................   0.9
      Health Care Equipment & Supplies............................   0.9
      Industrial Power Producers & Energy Traders.................   0.9
      Automobiles.................................................   0.8
      Health Care Technology......................................   0.8
      Textiles, Apparel & Luxury Goods............................   0.8
      Wireless Telecommunication Services.........................   0.8
      Real Estate Management & Development........................   0.7
      Leisure Equipment & Products................................   0.5
      Marine......................................................   0.5
      Pharmaceuticals.............................................   0.5
      Electric Utilities..........................................   0.4
      Personal Products...........................................   0.4
      Internet Software & Services................................   0.3
      Metals & Mining.............................................   0.3
      Professional Services.......................................   0.3
      Transportation Infrastructure...............................   0.3
      Electrical Equipment........................................   0.2
      Electronic Equipment, Instruments & Components..............   0.1
      Gas Utilities...............................................   0.1
      Paper & Forest Products.....................................   0.1
                                                                   -----
                                                                   105.0%
                                                                   =====

      CREDIT QUALITY+#
      BBB.........................................................   0.8%
      BBB-........................................................   1.3
      BB+.........................................................   3.2
      BB..........................................................  10.0
      BB-.........................................................  20.1
      B+..........................................................  19.7
      B...........................................................  11.1
      B-..........................................................  13.0
      CCC+........................................................   4.4
      CCC.........................................................   1.3
      CCC-........................................................   1.6
      CC..........................................................   0.5
      D...........................................................   1.2
      Not Rated@..................................................  11.8
                                                                   -----
                                                                   100.0%
                                                                   =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+  Source: Standard and Poor's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED)


                                                     RATINGS/(1)/
                                                     (UNAUDITED)
                                                     ------------
                                                                  INTEREST  MATURITY   PRINCIPAL     VALUE
         INDUSTRY DESCRIPTION               TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------------------------
LOANS(3)(4) -- 91.6%
AEROSPACE & DEFENSE -- 1.0%
  TASC, Inc............................ BTL-A          Ba2    BB    5.50%   12/18/14  $   364,167 $    364,621
  TASC, Inc............................ BTL-B          Ba2    BB    5.75    12/18/14      762,833      764,739
  Wesco International, Inc............. 2nd Lien       B3     B-    6.10    03/29/14      800,000      761,333
  Wyle Laboratories, Inc............... BTL-B          Ba2    BB    6.00    03/15/16    1,197,000    1,199,992
                                                                                                  ------------
                                                                                                     3,090,685
                                                                                                  ------------
AIRLINES -- 1.2%
  Continental Airlines, Inc............ BTL-A1         NR     NR    3.91    06/01/11      285,714      282,142
  Continental Airlines, Inc............ BTL-A2         NR     NR    3.91    06/01/11      714,286      700,669
  Delta Air Lines, Inc................. 2nd Lien       B2     B     3.55    04/30/14      970,000      869,362
  United Airlines, Inc................. Tranche B      B3     B+  2.31-2.38 02/01/14    1,384,444    1,219,816
  US Airways Group, Inc................ BTL            B3     B+    2.81    03/23/14    1,440,000    1,150,199
                                                                                                  ------------
                                                                                                     4,222,188
                                                                                                  ------------
AUTO COMPONENTS -- 2.7%
  Allison Transmission, Inc............ BTL-B          B2     B   3.05-3.11 08/07/14    2,378,131    2,172,274
  Federal Mogul Corp................... BTL-B          Ba3    B+    2.29    06/27/15    1,638,599    1,431,725
  Federal Mogul Corp................... BTL-C          Ba3    B+    2.29    06/27/15      836,020      730,472
  FleetPride Corp...................... BTL-B          Ba3   BB-    3.03    06/28/13      226,563      201,640
  Tenneco, Inc......................... BTL-B          Ba2   BB-    5.09    06/03/16    1,000,000      998,750
  United Components, Inc............... Tranche D      B1     B+    2.37    06/25/12    1,888,679    1,798,966
  Veyance Technologies, Inc............ 1st Lien       NR     NR    2.85    07/31/14    2,552,812    2,152,021
  Veyance Technologies, Inc............ Delayed Draw   NR     NR    2.85    07/31/14      365,625      308,222
                                                                                                  ------------
                                                                                                     9,794,070
                                                                                                  ------------
AUTOMOBILES -- 0.8%
  Ford Motor Co........................ BTL-B          Ba1    B-  3.31-3.35 12/15/13    2,957,868    2,801,039
                                                                                                  ------------
BUILDING PRODUCTS -- 1.0%
  Brand Services, Inc.................. BTL            B1     B   2.56-2.81 02/07/14    1,834,081    1,639,210
  Brand Services, Inc.................. BTL-B2         NR     NR  3.56-3.81 02/07/14      921,763      853,783
  Building Materials Holding Corp...... BTL            Ba3   BBB-   3.13    02/22/14      965,563      931,527
  PGT Industries, Inc.................. BTL-A2         NR     NR    6.75    02/14/12      193,902      180,329
                                                                                                  ------------
                                                                                                     3,604,849
                                                                                                  ------------
CAPITAL MARKETS -- 1.5%
  McKechnie Aerospace.................. 2nd Lien       NR     NR    5.36    05/11/15      999,809      917,325
  Nuveen Investments, Inc.............. BTL-B          B3     B   3.33-3.53 11/13/14    3,000,000    2,527,968
  Tensar Earth Technologies, Inc....... BTL-B          B3    CCC+   3.84    10/31/12      794,587      705,196
  TPF Generation Holdings LLC.......... 2nd Lien       B3     B+    4.78    12/15/14    1,500,000    1,345,500
                                                                                                  ------------
                                                                                                     5,495,989
                                                                                                  ------------
CHEMICALS -- 4.4%
  AZ Chemicals, Inc.................... 1st Lien       B1    BB-    2.54    02/28/13      839,536      799,658
  Brenntag AG.......................... BTL            NR     B+  4.07-4.14 01/18/14       28,962       28,673
  Brenntag AG.......................... BTL-B2         NR     B+  4.07-4.08 01/18/14      166,444      164,780
  Chemtura Corp........................ DIP            NR     NR    6.00    02/11/11    1,730,000    1,736,488
  Cognis GmbH.......................... BTL-C          B2     B     2.54    09/15/13    1,000,000      986,667
  Cristal Inorganic Chemicals US, Inc.. 1st Lien       B1     B     2.78    05/15/14      885,694      816,499
  Ferro Corp........................... BTL            NR     NR    6.53    06/06/12      510,531      509,893
  Hexion Specialty Chemicals, Inc...... BTL-C1         B1    CCC+   4.06    05/05/15      487,981      443,453
  Hexion Specialty Chemicals, Inc...... BTL-C2         NR     NR    4.31    05/05/15      215,593      195,920
  Huntsman International LLC........... BTL-B          Ba2    B+  2.08-2.18 04/21/14    2,434,163    2,262,902
  Huntsman International LLC........... BTL-C          Ba2    B+  2.60-2.68 06/23/16      264,918      247,888
  Ineos US Finance LLC................. BTL-B2         B2     B     7.50    12/16/13    1,414,437    1,357,860
  Ineos US Finance LLC................. BTL-C2         B2     B     8.00    12/16/14    1,606,497    1,544,245
  LyondellBasell Industries............ BTL            Ba3    BB    5.50    04/08/16    2,085,000    2,097,360
  Momentive Performance................ BTL-B1         B1    CCC+   2.63    12/04/13    1,987,160    1,778,508
  Solutia, Inc......................... BTL-B          Ba2   BB-    4.75    03/17/17      832,913      833,301
                                                                                                  ------------
                                                                                                    15,804,095
                                                                                                  ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                          RATINGS/(1)/
                                                          (UNAUDITED)
                                                          ------------
                                                                       INTEREST  MATURITY   PRINCIPAL     VALUE
             INDUSTRY DESCRIPTION                 TYPE    MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
-------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.9%
  ATI Schools.................................. BTL-B      Ba3     B     8.25%   12/31/14  $   995,000 $    972,613
  Audio Visual Services Group, Inc............. 2nd Lien    NR     NR    6.04    08/28/14    1,077,040      395,812
  AWAS......................................... BTL-B      Ba2    BBB-   7.75    05/12/16    2,540,000    2,519,363
  Entegra Power Group LLC...................... 2nd Lien    B3     B     2.75    04/19/14      437,444      402,886
  KAR Holding, Inc............................. BTL-B      Ba3     B+    3.10    10/19/13    1,000,000      944,375
  Key Safety Systems, Inc...................... 1st Lien    NR     BB    2.60    03/08/14    1,450,924    1,246,586
  New Customer Services Cos., Inc.............. BTL         B3     B-  9.50-9.75 03/23/17    1,750,000    1,725,938
  New Customer Services Cos., Inc.............. BTL-B      Ba3     B+    6.00    03/23/16    2,978,571    2,972,367
  Reynolds Group Holdings, Inc................. BTL-B       B1    BB-    6.25    05/05/16    1,202,438    1,197,027
  Reynolds Group Holdings, Inc................. BTL         B1    BB-    5.75    04/20/16    3,345,000    3,328,275
  ValleyCrest Cos.............................. 1st Lien    NR     NR    2.30    10/04/13      950,237      890,847
  World Color (USA) Corp....................... BTL        Ba3     B+    9.00    07/21/12      994,583    1,003,286
                                                                                                       ------------
                                                                                                         17,599,375
                                                                                                       ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
  Aeroflex, Inc................................ BTL-B1     Ba3    BB-    3.69    08/15/14    1,975,336    1,851,877
  Sorenson Communications, Inc................. BTL-C       NR     NR    6.00    08/16/13    1,994,224    1,779,845
                                                                                                       ------------
                                                                                                          3,631,722
                                                                                                       ------------
CONTAINERS & PACKAGING -- 2.9%
  Anchor Glass Container Corp.................. 1st Lien    B1    BB-    6.00    02/03/16    1,722,447    1,711,682
  Anchor Glass Container Corp.................. 2nd Lien    B3     B-    10.00   09/02/16      560,000      552,650
  Berry Plastics Corp.......................... BTL-C       B1     B     2.35    04/03/15    1,989,770    1,763,434
  BWAY Corp.................................... BTL-B      Ba3     B+    5.50    03/28/17    2,742,857    2,742,857
  BWAY Corp.................................... BTL-C      Ba3     B+    5.50    03/28/17      257,143      257,143
  Consolidated Container Co.................... 2nd Lien   Caa1   CCC    5.88    09/28/14    1,250,000    1,084,375
  Graham Packaging Co. LP...................... BTL-B       B1     B+  2.69-2.81 10/07/11       78,102       77,467
  Graham Packaging Co. LP...................... BTL-C       B1     B+    6.75    04/05/14      738,042      742,079
  Smurfit-Stone Container Corp................. BTL         B2    BB+    6.75    02/22/16    1,475,000    1,475,000
                                                                                                       ------------
                                                                                                         10,406,687
                                                                                                       ------------
DISTRIBUTORS -- 1.1%
  CDW Corp..................................... BTL-B       B2     B-    4.35    10/12/14    4,324,413    3,794,672
                                                                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.9%
  Vertrue, Inc................................. BTL        Ba3     B     3.54    08/18/14    2,445,907    2,054,562
  Vertrue, Inc................................. 2nd Lien   Caa1   CCC+   7.54    08/14/15    1,490,000    1,229,250
                                                                                                       ------------
                                                                                                          3,283,812
                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.4%
  BLB Management Services, Inc.(5)............. 1st Lien    NR     B+    4.75    08/23/12      244,571      176,091
  BLB Management Services, Inc.+(5)(7)......... 2nd Lien    NR     B-    6.50    08/23/12      250,000       10,000
  Bridge Information Systems, Inc.+@#(5)(6).... BTL-B       NR     NR    6.25    05/29/05      356,779            0
  BRSP LLC..................................... BTL         B2     NR    7.50    06/17/14    1,959,587    1,949,789
  CIT Group, Inc............................... BTL-A       B1     BB    9.50    01/20/12    2,977,111    3,048,934
  Fox Acquisition LLC.......................... BTL-B       B2     B     7.50    07/14/15      971,541      928,623
  LPL Holdings, Inc............................ Tranche D  Ba3     B+  2.10-2.28 06/28/13      468,903      447,802
  LPL Holdings, Inc............................ BTL        Ba3     B+    4.25    06/25/15    1,475,972    1,424,313
  National Processing Co. LLC.................. 1st Lien    B2     B+    7.00    09/29/12    1,193,706    1,169,832
  National Processing Co. LLC.................. 2nd Lien   Caa2   CCC+   10.75   09/29/14      500,000      452,917
  Pinnacle Foods Group, Inc.................... BTL-B       B2     B     2.85    04/02/14      958,955      900,903
  Securus Technologies, Inc.................... BTL-B       B1     B     8.00    10/31/15      907,725      914,533
  Universal City Apartment Holding............. BTL-B      Ba2     B+    5.50    10/20/14      865,650      867,814
                                                                                                       ------------
                                                                                                         12,291,551
                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
  Cincinnati Bell, Inc......................... BTL        Ba3     BB    6.50    06/11/17    2,314,200    2,252,006
  Telcordia Technologies, Inc.................. BTL-B       B1     B+    6.75    04/13/16    1,125,000    1,107,422
  U.S. TelePacific Corp........................ BTL         B2    CCC+   9.25    08/17/15      997,500      998,436
  West Corp.................................... BTL-B2      B1    BB-  2.68-2.81 10/24/13    1,976,917    1,841,004
                                                                                                       ------------
                                                                                                          6,198,868
                                                                                                       ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                                     RATINGS/(1)/
                                                                     (UNAUDITED)
                                                                     ------------
                                                                                  INTEREST  MATURITY   PRINCIPAL     VALUE
                 INDUSTRY DESCRIPTION                       TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
  KGen Power Corp...................................... LOC            B1    BB-    0.40%   02/08/14  $   375,000 $    348,750
  KGen Power Corp...................................... BTL            B1    BB-    2.13    02/08/14      603,125      560,906
  La Paloma Generating Co.............................. Delayed Draw   B3    CCC+   2.04    08/16/12       14,384       12,505
  La Paloma Generating Co.............................. LOC            B3    CCC+   2.10    08/16/12       32,787       28,504
  La Paloma Generating Co.............................. 1st Lien       B3    CCC+   2.04    08/16/12      180,609      157,017
  La Paloma Generating Co.............................. 2nd Lien      Caa2    CC    3.79    08/16/13      250,000      194,688
  Mach Gen LLC......................................... LOC           Ba3    BB-    2.54    02/22/13       88,760       81,955
                                                                                                                  ------------
                                                                                                                     1,384,325
                                                                                                                  ------------
ELECTRICAL EQUIPMENT -- 0.2%
  NSG Holdings II LLC.................................. LOC           Ba2     BB    2.04    06/15/14      102,041       97,959
  NSG Holdings II LLC.................................. BTL           Ba2     BB    2.04    06/15/14      474,308      455,336
                                                                                                                  ------------
                                                                                                                       553,295
                                                                                                                  ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
  X-Rite, Inc.......................................... 1st Lien       B2     B+  6.75-7.50 10/24/12      523,974      504,325
                                                                                                                  ------------
ENERGY EQUIPMENT & SERVICES -- 1.6%
  Aquilex Holdings LLC................................. BTL-B         Ba2    BB-    5.50    04/01/16      798,000      793,013
  Big West Oil LLC(5).................................. Delayed Draw   NR     D     4.50    05/15/14    1,092,342    1,082,784
  Big West Oil LLC(5).................................. BTL-B          NR     NR    4.50    05/15/14      868,908      861,305
  Big West Oil LLC(5).................................. BTL            B2     NR    12.00   04/30/15      635,000      638,440
  MEG Energy Corp...................................... BTL-D          B2    BB+    6.00    04/03/16    2,238,112    2,184,259
                                                                                                                  ------------
                                                                                                                     5,559,801
                                                                                                                  ------------
FOOD & STAPLES RETAILING -- 1.6%
  Rite Aid Corp........................................ BTL-B2         B3     B+  2.10-2.11 06/04/14    2,981,910    2,814,178
  Rite Aid Corp........................................ BTL-4          B3     B+    9.50    06/10/15      996,502    1,014,252
  Smart & Final, Inc................................... Delayed Draw   NR     B   3.35-3.51 05/31/14      402,010      381,910
  Smart & Final, Inc................................... 1st Lien       B3     B   3.34-3.51 05/31/14      567,915      539,519
  Smart & Final, Inc................................... 2nd Lien      Caa2   CCC    7.28    11/30/14    1,082,061      984,675
                                                                                                                  ------------
                                                                                                                     5,734,534
                                                                                                                  ------------
FOOD PRODUCTS -- 1.3%
  Dole Food Co., Inc................................... BTL-B         Ba2    BB-  5.00-5.50 03/03/17      326,711      326,768
  Dole Food Co., Inc................................... BTL-C         Ba2    BB-  5.00-5.50 03/03/17      811,467      811,609
  Fresh Start Bakeries, Inc............................ 2nd Lien       NR     NR    8.00    03/29/14      250,000      228,750
  Michael Foods, Inc................................... BTL-B          B1    BB-    6.25    06/29/16    1,970,000    1,975,232
  Pierre Foods, Inc.................................... BTL-B          B2    BB-    7.00    03/02/16    1,283,750    1,286,414
                                                                                                                  ------------
                                                                                                                     4,628,773
                                                                                                                  ------------
GAS UTILITIES -- 0.1%
  Targa Resources, Inc................................. BTL-B          B1     B+    5.75    07/06/16      322,486      322,486
                                                                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
  Butler Animal Health Supply LLC...................... BTL-B          B1    BB-    5.50    12/31/15      686,550      684,834
  Gambro AB............................................ BTL-B          NR     NR    2.96    06/05/14      430,973      387,157
  Gambro AB............................................ BTL-C          NR     NR    3.46    06/05/15      430,973      387,157
  PTS Pharmaceuticals.................................. BTL-B         Ba3    BB-    2.60    04/10/14    1,940,000    1,749,638
                                                                                                                  ------------
                                                                                                                     3,208,786
                                                                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
  Alliance HealthCare Services, Inc.................... BTL-B         Ba3    BB-    5.50    06/01/16      333,325      328,186
  Broadlane, Inc....................................... BTL            B2    BB-    6.00    02/04/15    1,496,250    1,473,806
  Community Health Systems, Inc........................ Delayed Draw  Ba3     BB    2.79    07/25/14      126,254      118,064
  Community Health Systems, Inc........................ BTL           Ba3     BB    2.79    07/25/14    2,460,818    2,301,173
  HCA, Inc............................................. BTL-B         Ba3     BB    2.78    11/17/13    1,000,000      957,734
  Multiplan, Inc....................................... BTL            B1     NR    6.00    03/09/13    1,001,111      999,026
  Prime Healthcare Services, Inc....................... BTL-B          B1     NR    7.50    04/28/15      997,500      967,575
  RehabCare Group, Inc................................. BTL-B         Ba3     BB    6.00    11/24/15      481,525      479,870
  Team Health, Inc..................................... BTL-B          B1     BB  2.48-2.54 11/23/12      238,750      226,514
                                                                                                                  ------------
                                                                                                                     7,851,948
                                                                                                                  ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                                    RATINGS/(1)/
                                                                    (UNAUDITED)
                                                                    ------------
                                                                                 INTEREST  MATURITY   PRINCIPAL     VALUE
               INDUSTRY DESCRIPTION                       TYPE      MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY -- 0.8%
  IMS Health, Inc................................... BTL-B           Ba3     BB    5.25%   02/26/16  $ 2,698,404 $  2,684,631
                                                                                                                 ------------
HOTELS, RESTAURANTS & LEISURE -- 5.7%
  24 Hour Fitness Worldwide, Inc.................... BTL-B           Ba2     B+    6.75    04/22/16    2,750,000    2,554,063
  CCM Merger, Inc................................... BTL-B            B3    BB-    8.50    07/21/12    2,736,882    2,694,688
  Fairmont Hotels and Resorts, Inc.................. BTL-B            NR     NR    6.50    05/11/11      306,739      279,132
  Gateway Casinos & Entertainment, Inc.+(7)......... Delayed Draw    Caa3    D     2.79    09/30/14      497,500      471,796
  Gateway Casinos & Entertainment, Inc.+(7)......... 1st Lien        Caa3    D     2.79    09/30/14    2,456,250    2,329,343
  Golden Nugget, Inc................................ 1st Lien        Caa3    CC    3.35    06/30/14    1,264,631    1,020,795
  Golden Nugget, Inc................................ Delayed Draw    Caa3    CC  3.35-3.40 06/30/14      719,768      580,988
  Green Valley Ranch Gaming LLC+(7)................. 2nd Lien         Ca     NR    3.51    08/06/14    1,000,000       55,000
  Harrah's Operating Co., Inc....................... BTL-B2          Caa1    B     3.32    01/28/15    2,000,000    1,667,812
  Isle of Capri Casinos, Inc........................ BTL              B1     B+    5.00    11/25/13    1,094,745    1,028,513
  Isle of Capri Casinos, Inc........................ Delayed Draw A   B1     B+    5.00    11/25/13      330,122      310,150
  Isle of Capri Casinos, Inc........................ Delayed Draw B   B1     B+    5.00    11/25/13      437,898      411,405
  Las Vegas Sands, Inc.............................. BTL              B3     B-    2.10    05/23/14    2,910,000    2,579,796
  NPC International, Inc............................ BTL             Ba3     B+  2.09-2.29 09/29/13    1,295,962    1,242,504
  Quizno's LLC...................................... 1st Lien         NR     NR    5.13    05/05/13    2,012,778    1,693,249
  Travelport, Inc................................... Delayed Draw    Ba3     B     2.79    08/23/13      260,236      244,256
  Wendy's/Arby's Restaurants LLC.................... BTL-B           Ba2     BB    5.00    05/24/17    1,000,000    1,000,000
                                                                                                                 ------------
                                                                                                                   20,163,490
                                                                                                                 ------------
HOUSEHOLD PRODUCTS -- 1.9%
  American Achievement Corp......................... BTL-B            B1     B+  6.25-6.50 03/25/11      151,858      144,265
  Diversey, Inc..................................... BTL-B           Ba2    BB-    5.50    11/24/15    1,144,250    1,138,529
  Huish Detergents, Inc............................. 1st Lien        Ba2     BB    2.10    04/26/14    1,940,000    1,854,640
  KIK Custom Products............................... CND TL           NR     NR    2.57    05/31/14      352,542      293,932
  KIK Custom Products............................... BTL              B3    CCC+   2.57    05/24/14    2,056,494    1,714,602
  Scotsman Industries, Inc.......................... BTL-B            B1     B+    5.75    04/30/15    1,500,000    1,492,500
                                                                                                                 ------------
                                                                                                                    6,638,468
                                                                                                                 ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
  Dresser, Inc...................................... 2nd Lien         B3     B-    6.20    05/04/15    3,000,000    2,793,000
  GenTek, Inc....................................... BTL              B1     B+    7.00    10/29/14    1,046,034    1,047,864
  Harland Clarke Holdings Corp...................... BTL-B            B1     B+  2.85-3.03 06/30/14    2,977,021    2,572,643
  Sequa Corp........................................ BTL-B            B2     B-  3.55-3.79 12/03/14    1,000,000      908,125
                                                                                                                 ------------
                                                                                                                    7,321,632
                                                                                                                 ------------
INDUSTRIAL POWER PRODUCERS & ENERGY TRADERS -- 0.9%
  Calpine Corp...................................... BTL              B1     B+    3.42    03/29/14      524,014      480,710
  New Development Holdings LLC...................... BTL-B           Ba3    BB-    7.00    06/15/17    2,700,000    2,676,858
                                                                                                                 ------------
                                                                                                                    3,157,568
                                                                                                                 ------------
INSURANCE -- 3.0%
  Alliant Holdings, Inc............................. BTL-B            B2     B     3.29    10/23/14      956,400      875,106
  Amwins Group, Inc................................. 1st Lien         B2     B-    3.04    06/08/13    1,898,650    1,758,625
  Asurion Corp...................................... BTL-B            B1     B-  3.35-3.42 07/07/14    4,962,500    4,710,832
  Hub International Holdings, Inc................... BTL              B2     B     3.03    06/13/14    2,377,451    2,127,819
  Hub International Holdings, Inc................... Delayed Draw     B2     B     3.03    06/13/14      534,402      478,290
  USI Holdings Corp................................. BTL-B            B2     B-    3.29    05/04/14      972,431      885,520
                                                                                                                 ------------
                                                                                                                   10,836,192
                                                                                                                 ------------
INTERNET & CATALOG RETAIL -- 1.0%
  Affinion Group, Inc............................... BTL-B           Ba2    BB-    5.00    10/09/16    1,700,738    1,619,422
  SkillSoft Corp.................................... BTL             Ba3     BB    6.50    05/26/17    2,000,000    1,996,876
                                                                                                                 ------------
                                                                                                                    3,616,298
                                                                                                                 ------------
INTERNET SOFTWARE & SERVICES -- 0.3%
  Skype Technologies SA............................. BTL              B1     B+    7.00    02/23/15    1,234,375    1,244,147
                                                                                                                 ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                     RATINGS/(1)/
                                                     (UNAUDITED)
                                                     ------------
                                                                  INTEREST  MATURITY   PRINCIPAL     VALUE
         INDUSTRY DESCRIPTION               TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
--------------------------------------------------------------------------------------------------------------
IT SERVICES -- 3.8%
  DynCorp International, Inc........... BTL-B         Ba1     BB    6.25%   04/11/16  $ 2,000,000 $  1,960,018
  First Data Corp...................... BTL-B1         B1     B+    3.10    09/24/14    2,596,662    2,190,211
  First Data Corp...................... BTL-B2         B1     B+    3.10    09/24/14    2,488,527    2,102,183
  First Data Corp...................... BTL-B3         B1     B+    3.10    09/24/14      972,500      819,602
  iPayment, Inc........................ BTL-B          B1     B-  2.35-2.53 05/10/13    1,715,730    1,576,327
  Sabre Holdings Corp.................. BTL-B          B1     B   2.34-2.35 09/30/14    1,430,468    1,274,706
  Sungard Data Systems, Inc............ BTL-B         Ba3     BB  4.00-4.06 02/28/16      953,457      912,595
  TransFirst Holdings, Inc............. BTL-B          B2     B     3.10    06/15/14    2,914,862    2,678,030
                                                                                                  ------------
                                                                                                    13,513,672
                                                                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
  SRAM LLC............................. BTL-B         Ba3    BB-  5.00-5.75 04/30/15    1,965,517    1,955,690
                                                                                                  ------------
MACHINERY -- 1.4%
  Accuride Corp........................ BTL-B          NR     NR    9.25    06/30/13    1,071,364    1,072,033
  Bucyrus International, Inc........... BTL-C         Ba2     BB    4.50    02/19/16    1,481,350    1,480,732
  Gleason Corp......................... BTL-B          NR     NR  2.06-2.31 06/23/13      974,912      901,794
  Manitowoc Co., Inc................... BTL-B          B1     BB    7.50    11/07/14      694,309      693,923
  NACCO Materials Handling Group, Inc.. BTL            NR     NR  2.10-2.37 03/21/13      964,824      839,397
                                                                                                  ------------
                                                                                                     4,987,879
                                                                                                  ------------
MARINE -- 0.5%
  Dockwise Transport BV................ BTL-B          NR     NR    2.28    04/01/15      229,538      210,601
  Dockwise Transport BV................ BTL-B2         NR     NR    2.28    04/01/15      469,635      430,890
  Dockwise Transport BV................ BTL-C          NR     NR    2.92    04/01/16      192,401      176,528
  Dockwise Transport BV................ BTL-C2         NR     NR    3.16    04/01/16      469,635      430,890
  Dockwise Transport BV................ BTL-D          NR     NR    5.03    07/12/16      241,913      211,270
  Dockwise Transport BV................ BTL-D2         NR     NR    4.79    07/12/16      483,825      422,540
                                                                                                  ------------
                                                                                                     1,882,719
                                                                                                  ------------
MEDIA -- 15.5%
  Advanstar Communications, Inc........ 1st Lien      Caa2   CCC+   2.78    05/31/14    1,942,431    1,442,255
  Caribe Information Investment, Inc... BTL-B          B2    CCC+ 2.62-2.79 03/31/13    1,610,481    1,223,966
  Carmike Cinemas, Inc................. BTL            B1     B-    5.50    01/27/16    1,489,636    1,482,454
  Century -- TCI California LP+@#(5)... Revolver       NR     NR    6.50    12/31/07       10,000            0
  Cequel Communications LLC............ BTL           Ba3    BB-    2.29    11/05/13    1,656,224    1,579,365
  Charter Communications Operating LLC. BTL           Ba2     B+    2.35    04/25/13    3,949,380    3,670,171
  Cinram International, Inc............ BTL-B          B3    CCC+   2.35    05/06/11      792,837      657,394
  Citadel Broadcasting Co.............. BTL-B          NR     NR    11.00   06/03/15    2,196,882    2,300,135
  Cumulus Media, Inc................... BTL           Caa1    B-    4.35    06/11/14    1,641,868    1,453,053
  Fender Musical Instruments Corp...... Delayed Draw   B2     B     2.61    01/07/14      289,134      257,089
  Fender Musical Instruments Corp...... BTL-B          B2     B     2.79    06/07/14      570,716      507,462
  Formula One Holdings................. BTL-B1         NR     NR    2.47    12/31/13    1,120,285      998,221
  Formula One Holdings................. BTL-B2         NR     NR    2.47    12/31/13      756,721      674,270
  Formula One Holdings................. BTL-D2         NR     NR    3.85    06/30/14    1,500,000    1,305,834
  GateHouse Media Operating, Inc....... Delayed Draw   Ca    CCC-   2.35    08/28/14      813,503      336,790
  GateHouse Media Operating, Inc....... BTL-B          Ca    CCC-   2.35    08/28/14    3,178,085    1,315,727
  GateHouse Media Operating, Inc....... BTL-C          Ca    CCC-   2.60    08/28/14      997,895      413,128
  Gray Television, Inc................. BTL-B          B2     B   3.80-5.75 01/05/14    1,525,590    1,429,764
  Hicks Sports Group+(7)............... BTL-B          NR     NR    6.75    12/15/10    3,000,000    2,636,250
  HIT Entertainment, Ltd............... BTL            B1    CCC+   5.60    06/01/12      896,357      836,973
  HIT Entertainment, Ltd............... 2nd Lien      Caa2   CCC-   5.85    02/05/13    1,000,000      662,500
  Idearc, Inc.......................... BTL-B          B3     B-    11.00   12/31/15      721,844      621,173
  Lamar Media Corp..................... BTL-B         Baa3    BB    4.25    12/31/16    1,995,000    1,993,338
  Live Nation Entertainment, Inc....... BTL-B         Ba2    BB-    4.50    11/07/16    1,995,000    1,981,699
  Local Insight Regatta Holdings, Inc.. BTL            B2     B-    6.25    04/23/15      696,017      591,614
  Mediacom Broadband LLC............... BTL-F         Ba3    BB-    4.50    10/23/17    2,755,000    2,631,714
  Mediacom LLC......................... BTL-D         Ba3    BB-    5.50    03/31/17      957,763      885,787
  Mediacom LLC......................... BTL-E         Ba3    BB-    4.50    10/23/17    2,755,000    2,635,618

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                            RATINGS/(1)/
                                                            (UNAUDITED)
                                                            ------------
                                                                         INTEREST  MATURITY   PRINCIPAL     VALUE
            INDUSTRY DESCRIPTION                   TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
---------------------------------------------------------------------------------------------------------------------
MEDIA -- (CONTINUED)
  Metro-Goldwyn-Mayer Studios, Inc.+(7)(8).... BTL-B          NR     NR   20.50%   07/01/12  $ 2,887,500 $  1,317,422
  NextMedia Operating, Inc.................... BTL-B          B3     B+    8.25    05/21/16    2,937,638    2,937,638
  Nextstar Broadcasting, Inc.................. BTL-B         Ba3     B+  5.00-6.25 09/30/16    1,000,000      985,938
  Nielsen Finance LLC......................... BTL           Ba3     B+    2.35    08/09/13    1,279,000    1,204,925
  Sinclair Television Group, Inc.............. BTL-B         Ba2    BB-    6.75    10/16/15    1,635,909    1,645,451
  Spanish Broadcasting Systems, Inc........... 1st Lien      Caa3   CCC+   2.29    06/10/12      947,500      848,013
  Tribune Co.+(5)(7).......................... BTL-B          NR     NR    6.50    06/04/14    3,925,075    2,359,952
  TWCC Holding Corp........................... BTL-B         Ba2     BB    5.00    09/14/15    1,171,313    1,169,117
  Univision Communications, Inc............... BTL-B          B2     B-    2.60    09/29/14    3,974,765    3,345,981
  WideOpenWest Finance LLC.................... BTL            B1     B-  2.79-2.87 06/08/14      977,547      895,189
  WideOpenWest Finance LLC.................... BTL-B          B1     B-  6.81-6.98 06/08/14    1,481,320    1,467,741
  Yell Group, Ltd............................. BTL-B          NR     NR    4.10    10/27/12      845,147      552,726
                                                                                                         ------------
                                                                                                           55,253,837
                                                                                                         ------------
METALS & MINING -- 0.3%
  Aleris International, Inc.+@#............... BTL-C1         NR     NR    4.25    12/19/13      175,092            0
  Novelis, Inc................................ CND TL        Ba3    BB-    2.54    07/06/14      738,898      699,952
  Novelis, Inc................................ BTL           Ba3    BB-    2.35    07/06/14      250,927      237,701
                                                                                                         ------------
                                                                                                              937,653
                                                                                                         ------------
MULTI UTILITIES -- 1.1%
  Texas Competitive Electric Holdings Co. LLC. BTL-B1         B1     B+  3.85-4.03 10/10/14    1,974,619    1,464,921
  Texas Competitive Electric Holdings Co. LLC. BTL-B2         B1     B+  3.85-4.07 10/10/14    3,516,729    2,608,974
                                                                                                         ------------
                                                                                                            4,073,895
                                                                                                         ------------
MULTILINE RETAIL -- 1.3%
  Neiman Marcus Group, Inc.................... BTL-B          B2    BB-  2.35-2.54 04/06/13    2,254,116    2,116,365
  RGIS LLC.................................... Delayed Draw   B1     B-    3.03    04/30/14       42,432       38,967
  RGIS LLC.................................... BTL-B          B1     B-    3.03    04/30/14      848,650      779,344
  Savers, Inc................................. BTL-B         Ba3     B+  5.75-6.00 02/17/16    1,675,800    1,684,179
                                                                                                         ------------
                                                                                                            4,618,855
                                                                                                         ------------
OIL, GAS & CONSUMABLE FUELS -- 1.4%
  Alon USA, Inc. (Edgington Facility)......... BTL            B1    BB-    2.60    06/22/13       26,666       20,400
  Alon USA, Inc. (Paramount Facility)......... BTL            B1    BB-  2.60-3.01 06/22/13      213,333      163,200
  Great Point Power LLC....................... BTL           Ba1    BB+    5.75    06/04/17    1,675,800    1,673,705
  NE Energy, Inc.............................. 2nd Lien       B3    CCC+   5.06    05/01/14      250,000      224,688
  Pilot Travel Centers LLC.................... BTL-B         Ba2    BBB-   5.25    06/30/16      965,000      963,963
  Venoco, Inc................................. 2nd Lien       B3    BB-  4.38-6.25 05/08/14    2,351,094    2,100,703
                                                                                                         ------------
                                                                                                            5,146,659
                                                                                                         ------------
PAPER & FOREST PRODUCTS -- 0.1%
  MMGS Packaging Acquisition.................. 2nd Lien       NR     NR    6.04    03/07/15      500,000      340,000
                                                                                                         ------------
PERSONAL PRODUCTS -- 0.4%
  Revlon, Inc................................. BTL-B         Ba3     B+  4.53-6.00 03/11/15    1,496,250    1,460,714
                                                                                                         ------------
PHARMACEUTICALS -- 0.5%
  Harvard Drug Group LLC...................... BTL-B          B1     B+    6.50    04/05/16      750,934      718,081
  Harvard Drug Group LLC...................... Delayed Draw   B1     B+    6.50    04/05/16      103,253       98,736
  Warner Chilcott PLC......................... Tranche B1     B1    BB+    5.75    04/30/15      198,777      198,551
  Warner Chilcott PLC......................... Tranche B2     B1    BB+    5.75    04/30/15      331,000      330,624
  Warner Chilcott PLC......................... BTL-A          B1    BB+    5.50    10/30/14      421,864      421,653
                                                                                                         ------------
                                                                                                            1,767,645
                                                                                                         ------------
PROFESSIONAL SERVICES -- 0.3%
  Bankruptcy Management Solutions, Inc........ 2nd Lien      Caa3    B+    6.60    07/31/13      240,625       52,336
  CHG Cos., Inc............................... 2nd Lien       NR     NR    6.35    01/08/14    1,000,000      970,000
                                                                                                         ------------
                                                                                                            1,022,336
                                                                                                         ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                               RATINGS/(1)/
                                                               (UNAUDITED)
                                                               ------------
                                                                            INTEREST  MATURITY   PRINCIPAL     VALUE
              INDUSTRY DESCRIPTION                    TYPE     MOODY'S S&P    RATE    DATE/(2)/   AMOUNT      (NOTE 2)
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
  Realogy Corp................................... CLTL          Caa1   CCC-   3.38%   10/10/13  $   618,391 $    527,179
  Realogy Corp................................... BTL           Caa1   CCC-   3.29    10/10/13    2,296,881    1,958,091
                                                                                                            ------------
                                                                                                               2,485,270
                                                                                                            ------------
ROAD & RAIL -- 1.4%
  Cardinal Logistics Management, Inc.#@.......... 2nd Lien       NR     NR    15.50   03/23/14    1,032,968       51,648
  Greatwide Logistics Services, Inc.+#@(5)(7).... 2nd Lien       NR     B     9.31    06/05/14    1,000,000            0
  Neff Corp.+(5)(7).............................. 2nd Lien       NR     NR    5.75    11/30/14      500,000      115,000
  NES Rentals Holdings........................... 2nd Lien      Caa2   CCC+   10.00   07/20/13      798,142      714,337
  NES Tanks...................................... 2nd Lien      Caa2    B     4.12    04/07/14      500,000      350,000
  Rental Service Corp............................ 2nd Lien      Caa1    B-    3.80    11/30/13    1,638,949    1,501,687
  Swift Transportation Co., Inc.................. BTL-B          B3     B-    8.25    05/10/14    2,613,179    2,425,357
                                                                                                            ------------
                                                                                                               5,158,029
                                                                                                            ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
  Intersil Corp.................................. BTL-B         Ba2    BB+    4.75    04/27/16    4,000,000    3,996,980
  Freescale Semiconductor, Inc................... BTL            NR     B-    4.60    12/01/16    3,398,583    2,991,817
                                                                                                            ------------
                                                                                                               6,988,797
                                                                                                            ------------
SOFTWARE -- 3.7%
  Infor Global Solutions......................... Delayed Draw   B1     B+    4.00    07/28/15      330,000      308,138
  Infor Global Solutions......................... BTL            NR     NR    4.00    07/28/15      632,500      590,992
  Intergraph Corp................................ BTL-B1         B1    BB-    6.00    05/29/14    1,400,000    1,404,084
  IPC Systems, Inc............................... 2nd Lien      Caa2   CCC    5.54    05/31/15    1,000,000      840,000
  Open Solutions, Inc............................ BTL-B          B1    BB-    2.45    01/23/14    2,594,173    2,300,707
  Reynolds & Reynolds Co......................... BTL-B         Ba3    BB-    5.25    04/01/17    2,354,643    2,334,529
  Sensata Technologies BV........................ BTL-B          B1    BB-    2.08    04/27/13    2,673,834    2,503,377
  Verint Systems, Inc............................ BTL            B1    BB-    2.60    05/25/14    3,051,363    2,877,817
                                                                                                            ------------
                                                                                                              13,159,644
                                                                                                            ------------
SPECIALTY RETAIL -- 2.2%
  Bass Pro Group, LLC............................ BTL-B          B1    BB-  5.00-5.75 04/09/15    1,476,300    1,472,592
  Michaels Stores, Inc........................... BTL-B          B2     B   2.63-2.81 10/31/13    2,178,856    2,028,038
  Michaels Stores, Inc........................... BTL-B2         B2     B   4.88-5.06 07/31/16    1,586,474    1,511,117
  National Bedding Co............................ 1st Lien       NR     BB  2.31-4.25 02/28/13    1,399,748    1,340,259
  National Bedding Co............................ 2nd Lien       NR    CCC+   5.31    02/28/14    1,000,000      922,500
  Petco Animal Supplies, Inc..................... BTL-B          B1     B+  2.60-2.78 10/26/13      482,500      461,893
                                                                                                            ------------
                                                                                                               7,736,399
                                                                                                            ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
  Hanesbrands, Inc............................... BTL-B         Ba1    BB+    5.25    12/10/15      368,500      370,573
  Phillips-Van Heusen Corp....................... BTL-B         Ba2    BBB    4.75    05/06/16    2,505,000    2,509,697
                                                                                                            ------------
                                                                                                               2,880,270
                                                                                                            ------------
TRANSPORTATION INFRASTRUCTURE -- 0.3%
  Central Parking Corp........................... LOC           Ba3    CCC    2.54    05/22/14      379,310      330,000
  Central Parking Corp........................... 1st Lien      Ba3    CCC    2.81    05/22/14    1,041,805      906,370
                                                                                                            ------------
                                                                                                               1,236,370
                                                                                                            ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
  MetroPCS Wireless, Inc......................... BTL           Ba1    BB-    2.63    11/03/13    2,823,792    2,707,853
                                                                                                            ------------
  TOTAL LOANS (cost $345,878,250)........................................................................    326,744,487
                                                                                                            ------------
CONVERTIBLE BONDS & NOTES -- 0.0%
CHEMICALS -- 0.0%
  Wellman, Inc.@#(12)(cost $885,178)............. Bond           NR     NR    5.00    01/29/19       95,812            0
                                                                                                            ------------

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

                                                                         SHARES/         VALUE
          INDUSTRY DESCRIPTION                                       PRINCIPAL AMOUNT   (NOTE 2)
---------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.4%
CHEMICALS -- 0.4%
  LyondellBasell Industries, Class A+.............................          41,713    $    673,665
  LyondellBasell Industries, Class B+.............................          38,231         617,431
                                                                                      ------------
  TOTAL COMMON STOCK (cost $1,811,766)............................                       1,291,096
                                                                                      ------------
MEMBERSHIP INTEREST -- 0.1%
MEDIA -- 0.1%
  Advanstar Communications, Inc.+@(9).............................          12,608         140,264
  NextMedia Operating, Inc.+#@(9).................................           7,916         117,807
                                                                                      ------------
                                                                                           258,071
                                                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 0.0%
  Vitruvian Exploration LLC+......................................          23,875         286,500
                                                                                      ------------
  TOTAL MEMBERSHIP INTEREST (cost $2,506,365).....................                         544,571
                                                                                      ------------
WARRANTS -- 1.0%
MEDIA -- 1.0%
  Citadel Broadcasting Corp.
   Expires 06/03/30
   (Strike Price $0.001)+#@.......................................         128,107       3,490,916
  Cumulus Media, Inc.
   Expires 06/29/19
   (Strike Price $1.17)+..........................................           3,045           4,568
                                                                                      ------------
  TOTAL WARRANTS (cost $1,521,359)................................                       3,495,484
                                                                                      ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES (cost $352,602,918).......                     332,075,638
                                                                                      ------------
SHORT-TERM INVESTMENT SECURITIES -- 1.6%
REGISTERED INVESTMENT COMPANIES -- 1.6%
  SSgA Money Market Fund
   (cost $5,829,869)..............................................       5,829,869       5,829,869
                                                                                      ------------
REPURCHASE AGREEMENTS -- 10.3%
  Bank of America Securities Joint Repurchase Agreement(10).......     $19,790,000      19,790,000
  UBS Securities LLC Joint Repurchase Agreement(10)...............      16,860,000      16,860,000
                                                                                      ------------
  TOTAL REPURCHASE AGREEMENTS (cost $36,650,000)..................                      36,650,000
                                                                                      ------------
TOTAL INVESTMENTS --
  (cost $395,082,787)(11).........................................           105.0%    374,555,507
LIABILITIES IN EXCESS OF OTHER ASSETS...............................          (5.0)%   (17,754,588)
                                                                       -----------    ------------
NET ASSETS..........................................................         100.0%   $356,800,919
                                                                       ===========    ============

--------
BTL     Bank Term Loan
CLTL    Credit Linked Term Loan
CND TL  Canadian Term Loan
DIP     Debtor in Possession
LOC     Letter of Credit
NR      Security is not rated.
+       Non-income producing security
@ Illiquid security. At June 30, 2010, the aggregate value of these securities was $3,800,635, representing 1.1% of net assets.
# Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2
(1) Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings provided are as of June 30, 2010.
(2) Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio will be approximately 49 months. Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

(4) All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)     Company has filed for Chapter 11 bankruptcy protection.
(6) Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)     Loan is in default.
(8) Company entered into a forbearance agreement under which consenting lenders extended the date by which specified payments otherwise would be due and payable to a subsequent date, subject to certain conditions.
(9) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the Fund held the following restricted securities:

                                                                                 VALUE AS
                                                                                  A % OF
                               ACQUISITION        ACQUISITION          VALUE PER   NET
NAME                              DATE     SHARES    COST      VALUE     SHARE    ASSETS
----                           ----------- ------ ----------- -------- --------- --------
Advanstar Communications, Inc.  11/24/09   12,608 $1,000,000  $140,264  $11.13     0.04%
NextMedia Operating, Inc......  06/16/10    7,916    506,366   117,807   14.88     0.03
                                                              --------             ----
                                                              $258,071             0.07%
                                                              ========             ====

(10)    See Note 2 for details of the Joint Repurchase Agreement.
(11)    See Note 6 for cost of investments on a tax basis.
(12) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stock.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010 (see Note 2):

                                                    LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                                       QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                                    ------------------- ----------------- -------------------- ------------
Long-Term Investment Securities:
  Loans:
   Aerospace & Defense.............................     $       --        $  1,890,693        $ 1,199,992      $  3,090,685
   Airlines........................................             --           4,222,188                 --         4,222,188
   Auto Components.................................             --           6,794,714          2,999,356         9,794,070
   Automobiles.....................................             --           2,801,039                 --         2,801,039
   Building Products...............................             --             931,527          2,673,322         3,604,849
   Capital Markets.................................             --           3,873,468          1,622,521         5,495,989
   Chemicals.......................................             --          12,435,123          3,368,972        15,804,095
   Commercial Services & Supplies..................             --          15,340,103          2,259,272        17,599,375
   Communications Equipment........................             --           1,779,845          1,851,877         3,631,722
   Containers & Packaging..........................             --           8,769,662          1,637,025        10,406,687
   Distributors....................................             --           3,794,672                 --         3,794,672
   Diversified Consumer Services...................             --                  --          3,283,812         3,283,812
   Diversified Financial Services..................             --           9,427,229          2,864,322        12,291,551
   Diversified Telecommunication Services..........             --           5,091,446          1,107,422         6,198,868
   Electric Utilities..............................             --             474,669            909,656         1,384,325
   Electrical Equipment............................             --                  --            553,295           553,295
   Electronic Equipment, Instruments & Components..             --             504,325                 --           504,325
   Energy Equipment & Services.....................             --           5,559,801                 --         5,559,801
   Food & Staples Retailing........................             --           3,828,430          1,906,104         5,734,534
   Food Products...................................             --           4,400,023            228,750         4,628,773
   Gas Utilities...................................             --             322,486                 --           322,486
   Health Care Equipment & Supplies................             --           2,523,952            684,834         3,208,786
   Health Care Providers & Services................             --           5,184,053          2,667,895         7,851,948
   Health Care Technology..........................             --           2,684,631                 --         2,684,631
   Hotels, Restaurants & Leisure...................             --          18,641,854          1,521,636        20,163,490
   Household Products..............................             --           3,863,174          2,775,294         6,638,468
   Industrial Conglomerates........................             --           7,321,632                 --         7,321,632
   Industrial Power Producers & Energy Traders.....             --           3,157,568                 --         3,157,568
   Insurance.......................................             --           5,596,352          5,239,840        10,836,192
   Internet & Catalog Retail.......................             --           1,619,422          1,996,876         3,616,298
   Internet Software & Services....................             --           1,244,147                 --         1,244,147
   IT Services.....................................             --           9,259,315          4,254,357        13,513,672
   Leisure Equipment & Products....................             --                  --          1,955,690         1,955,690
   Machinery.......................................             --           3,246,688          1,741,191         4,987,879
   Marine..........................................             --           1,882,719                 --         1,882,719
   Media...........................................             --          45,732,683          9,521,154        55,253,837
   Metals & Mining.................................             --             937,653                  0           937,653
   Multi Utilities.................................             --           4,073,895                 --         4,073,895
   Multiline Retail................................             --           2,934,676          1,684,179         4,618,855
   Oil, Gas & Consumable Fuels.....................             --           3,064,666          2,081,993         5,146,659
   Paper & Forest Products.........................             --                  --            340,000           340,000
   Personal Products...............................             --           1,460,714                 --         1,460,714
   Pharmaceuticals.................................             --             950,828            816,817         1,767,645
   Professional Services...........................             --                  --          1,022,336         1,022,336
   Real Estate Management & Development............             --           2,485,270                 --         2,485,270
   Road & Rail.....................................             --           3,927,044          1,230,985         5,158,029
   Semiconductors & Semiconductor Equipment........             --           6,988,797                 --         6,988,797
   Software........................................             --           9,441,827          3,717,817        13,159,644
   Specialty Retail................................             --           4,001,048          3,735,351         7,736,399
   Textiles, Apparel & Luxury Goods................             --           2,880,270                 --         2,880,270
   Transportation Infrastructure...................             --                  --          1,236,370         1,236,370
   Wireless Telecommunication Services.............             --           2,707,853                 --         2,707,853
  Convertible Bonds & Notes........................             --                  --                  0                 0
  Common Stock.....................................      1,291,096                  --                 --         1,291,096
  Membership Interest..............................             --                  --            544,571           544,571
  Warrants.........................................      3,490,916               4,568                 --         3,495,484
Short-Term Investments:
  Registered Investment Companies..................             --           5,829,869                 --         5,829,869
Repurchase Agreements..............................             --          36,650,000                 --        36,650,000
                                                        ----------        ------------        -----------      ------------
TOTAL..............................................     $4,782,012        $292,538,611        $77,234,884      $374,555,507
                                                        ==========        ============        ===========      ============

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2010 -- (UNAUDITED) (CONTINUED)


The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                                    CONVERTIBLE    COMMON   MEMBERSHIP
                                                        LOANS      BONDS & NOTES   STOCK     INTEREST
                                                   ------------    ------------- ---------  ----------
Balance as of 12/31/2009.......................... $ 59,572,240      $  1,869    $ 125,195  $ 301,991
Accrued discounts/premiums........................      237,492       (45,589)          --         --
Realized gain/(loss)..............................     (159,795)           --     (120,132)        --
Change in unrealized appreciation (depreciation)*.    2,874,164        41,372      123,940   (263,785)
Purchases.........................................   30,943,301         2,348           --    506,365
(Sales)...........................................  (11,021,570)           --     (129,003)        --
Transfers into Level 3............................   12,616,306#           --           --         --
Transfers (out) of Level 3........................  (18,371,825)#+         --           --         --
                                                   ------------      --------    ---------  ---------
Balance as of 6/30/2010........................... $ 76,690,313      $      0    $      --  $ 544,571
                                                   ============      ========    =========  =========

--------
# The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.
+ Transferred from Level 3 to Level 2 due to an increase in market activity and observable market data for these securities.

* The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at June 30, 2010 includes:

                                               CONVERTIBLE  COMMON MEMBERSHIP
                                     LOANS    BONDS & NOTES STOCK   INTEREST
                                  ----------- ------------- ------ ----------
                                  $ 1,627,336   $ 41,372    $  --  $(263,785)
                                  ===========   ========    =====  =========

See Notes to Financial Statements

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)

Note 1. Organization of the Fund

   SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company. The Fund was organized as a Maryland corporation in 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment goal and principal investment techniques are to provide a high level of current income as is consistent with the preservation of capital by investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in senior secured floating rate loans and other institutionally traded secured floating rate debt obligations. The Fund may also purchase investment grade fixed income debt securities and money market instruments.

   Prior to October 4, 2006, the Fund operated as a closed-end investment management company. On October 4, 2006, the Fund converted from a closed-end investment management company into an open-end investment management company. Concurrently with the conversion, the Class A shares were redesignated as Class Q shares and a new class of shares designated as Class A commenced offering.

   The Fund offers two classes of shares. Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. Class C shares are offered for sale at net asset value without a front-end sales charge, although a CDSC may be imposed on redemptions made within 12 months of purchase. The share classes differ in their respective distribution and service maintenance fees. All classes have equal rights to assets and voting privileges except as may otherwise be provided in the Fund's registration statement.

   Effective as of the close of business on June 26, 2009 (the "Liquidation Date"), the Fund liquidated its Class B, Class D and Class Q shares, as well as those Class C shares purchased before August 18, 1999 ("Old Class C Shares"), including those shares purchased through the reinvestment of dividends and distributions paid on Old Class C Shares and held in a separate sub-account, as described in the Fund's Prospectus, that were eligible for conversion to Class Q shares. Any shares outstanding as of the Liquidation Date were automatically redeemed by the Fund on that date and shareholders received proceeds equal to the net asset value of their shares.

   INDEMNIFICATIONS: The Fund's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund. In addition, pursuant to Indemnification Agreements between the Fund and each of the current directors who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Fund (collectively, the "Disinterested Directors"), the Fund provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Fund, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: The investments by the Fund in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors (the "Board"). Under the Fund's current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan,
   (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until the next interest rate reset and maturity.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60 day, are amortized to maturity based on the value determined on the 61 day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for the Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for the Loans may be more difficult than obtaining valuations for more actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   The various inputs that may be used to determine the value of the Fund's investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Fund's net assets as of June 30, 2010 are reported on a schedule following the Portfolio of Investments.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of June 30, 2010, the following funds held an undivided interest in the joint repurchase agreement with Bank of America Securities, LLC:

                                            PERCENTAGE  PRINCIPAL
                                            OWNERSHIP    AMOUNT
             -                              ---------- -----------
             Senior Floating Rate Fund.....   12.77%   $19,790,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities, LLC., dated June 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $155,000,000, a repurchase price of $155,000,043, and maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY  PRINCIPAL      MARKET
   TYPE OF COLLATERAL               RATE     DATE     AMOUNT        VALUE
   ------------------             -------- -------- ------------ ------------
   U.S. Treasury Note............   1.00%  12/11/11 $156,924,000 $158,119,761

   As of June 30, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

                                            PERCENTAGE  PRINCIPAL
                                            OWNERSHIP    AMOUNT
             -                              ---------- -----------
             Senior Floating Rate Fund.....   12.70%   $16,860,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated June 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $132,785,000, a repurchase price of $132,785,074 and maturity date of July 1, 2010. The repurchase agreement is collateralized by the following:

                                  INTEREST MATURITY  PRINCIPAL      MARKET
   TYPE OF COLLATERAL               RATE     DATE     AMOUNT        VALUE
   ------------------             -------- -------- ------------ ------------
   U.S. Treasury Notes...........   0.88%  02/28/11 $134,929,400 $135,462,371

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts. Facility fees received, which were $1,346,953 for the six months ended June 30, 2010, are accreted to income over the life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $471,412 for the six months ended June 30, 2010, are recorded as income when received or contractually due to the Fund.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class). Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to the shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected by the reclassifications.

   The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. The Fund files U.S. Federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax years ending before 2006.

   STATEMENT OF CASH FLOWS: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at June 30, 2010.

Note 3. Capital Share Transactions

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in two different classes. Transactions in shares of each class were as follows:

                                      FOR THE
                                 SIX MONTHS ENDED                  FOR THE
                                   JUNE 30, 2010                 YEAR ENDED
                                    (UNAUDITED)               DECEMBER 31, 2009
                             ------------------------  ---------------------------
                               SHARES       AMOUNT         SHARES          AMOUNT
CLASS A                      ----------  ------------  ----------     ------------
Shares sold................. 15,632,262  $126,693,829  11,873,563     $ 80,693,876
Reinvested distributions....    244,080     1,970,329     253,297        1,718,873
Shares redeemed............. (4,459,875)  (36,070,627) (3,810,598)     (26,274,981)
                             ----------  ------------  ----------     ------------
   Net increase (decrease).. 11,416,467  $ 92,593,531   8,316,262     $ 56,137,768
                             ==========  ============  ==========     ============

                                      FOR THE
                                 SIX MONTHS ENDED              FOR THE PERIOD
                                   JUNE 30, 2010           JANUARY 1, 2009 THROUGH
                                    (UNAUDITED)                 JUNE 26, 2009
                             ------------------------  ---------------------------
                               SHARES       AMOUNT         SHARES          AMOUNT
CLASS B(3)                   ----------  ------------  ----------     ------------
Shares sold.................         --  $         --      20,514     $    135,436
Reinvested distributions....         --            --      21,530          120,991
Shares redeemed.............         --            --  (1,368,996)(1)   (8,881,065)(1)
                             ----------  ------------  ----------     ------------
   Net increase (decrease)..         --  $         --  (1,326,952)    $ (8,624,638)
                             ==========  ============  ==========     ============


        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)

                                      FOR THE
                                 SIX MONTHS ENDED                    FOR THE
                                   JUNE 30, 2010                   YEAR ENDED
                                    (UNAUDITED)                 DECEMBER 31, 2009
                             ------------------------  -----------------------------
                               SHARES       AMOUNT          SHARES            AMOUNT
CLASS C                      ----------  ------------  ----------       ------------
Shares sold.................  5,562,376  $ 45,085,863   4,470,581       $ 29,899,027
Reinvested distributions....    187,072     1,509,227     486,422          3,166,433
Shares redeemed............. (2,306,736)  (18,615,105) (5,154,834)(2)    (33,536,109)(2)
                             ----------  ------------  ----------       ------------
   Net increase (decrease)..  3,442,712  $ 27,979,985    (197,831)      $   (470,649)
                             ==========  ============  ==========       ============

                                      FOR THE
                                 SIX MONTHS ENDED                FOR THE PERIOD
                                   JUNE 30, 2010             JANUARY 1, 2009 THROUGH
                                    (UNAUDITED)                   JUNE 26, 2009
                             ------------------------  -----------------------------
                               SHARES       AMOUNT          SHARES            AMOUNT
CLASSD(3)                    ----------  ------------  ----------       ------------
Shares sold.................         --  $         --         200       $      1,100
Reinvested distributions....         --            --      15,585             87,561
Shares redeemed.............         --            --    (856,987)        (5,526,585)
                             ----------  ------------  ----------       ------------
   Net increase (decrease)..         --  $         --    (841,202)      $ (5,437,924)
                             ==========  ============  ==========       ============

                                      FOR THE
                                 SIX MONTHS ENDED                FOR THE PERIOD
                                   JUNE 30, 2010             JANUARY 1, 2009 THROUGH
                                    (UNAUDITED)                   JUNE 26, 2009
                             ------------------------  -----------------------------
                               SHARES       AMOUNT          SHARES            AMOUNT
CLASS Q(3)                   ----------  ------------  ----------       ------------
Shares sold.................         --  $         --     517,522(1)(2) $  2,979,493(1)(2)
Reinvested distributions....         --            --      19,882            112,620
Shares redeemed.............         --            --  (1,436,032)        (9,508,829)
                             ----------  ------------  ----------       ------------
   Net increase (decrease)..         --  $         --    (898,628)      $ (6,416,716)
                             ==========  ============  ==========       ============

--------
(1)Includes automatic conversion of 125,792 shares of Class B shares in the amount of $715,294 to 126,150 shares of Class Q shares in the amount of $715,294.
(2)Includes automatic conversion of 379,334 shares of Class C shares in the amount of $2,191,418 to 379,497 shares of Class Q shares in the amount of $2,191,418.
(3)See Note 1.

Note 4. Purchases and Sales of Securities

   During the six months ended June 30, 2010, the Fund's cost of purchases and proceeds from sale of long-term investments, including loan principal paydowns were $174,521,530 and $72,417,904, respectively.

Note 5. Investment Advisory Agreement and Other Transactions with Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Pursuant to the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to the general review and oversight of the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. SunAmerica also selects, contracts with and compensates the subadviser to manage the Fund's assets. The Fund will pay SunAmerica a monthly advisory fee at the following annual rates, based on the average daily net assets of the Fund: 0.85% on the first $1 billion; 0.80% on the next $1 billion; and 0.75% thereafter.

   Wellington Management Company, LLP ("Wellington") acts as subadviser to the Fund pursuant to a Subadvisory Agreement with SunAmerica. Under the Subadvisory Agreement, Wellington manages the investment and reinvestment of the Fund's assets. For compensation for its services as subadviser, Wellington is entitled to receive from SunAmerica a monthly fee payable at the following annual rates: 0.30% of average daily net assets on the first $500 million and 0.25% thereafter. The fee paid to the subadviser is paid by SunAmerica and not the Fund.

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)


   Pursuant to the Administrative Services Agreement (the "Administrative Agreement") SunAmerica acts as the Fund's administrator and is responsible for providing and supervising the performance by others, of administrative services in connection with the operations of the Fund, subject to supervision by the Fund's Board. For its services, SunAmerica receives an annual fee equal to 0.20% of average daily net assets of the Fund. For the six months ended June 30, 2010, the Fund incurred administration fees in the amount of $300,883.

   The Fund has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of each class of shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan". In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from the Fund at an annual rate of 0.10% and 0.50%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker- dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of the Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended June 30, 2010, SACS received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended June 30, 2010 SACS received sales charges on Class A shares of $220,046, of which $36,452 was reallowed to affiliated broker-dealers and $142,539 to non-affiliated broker-dealers. In addition, SACS receives the proceeds of early withdrawal charges paid by investors in connection with certain redemptions of Class A and Class C shares. For the six months ended June 30, 2010, SACS received early withdrawal charges of $21,226. For the six months ended June 30, 2010 SACS voluntarily waived fees for the following classes: Class A $123,226 and Class C $189,447. The fee waiver and expense reimbursement will continue indefinitely but may be terminated at any time at the option of SACS.

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS") an affiliate of SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the six months ended June 30, 2010, the Fund incurred the following expenses, which are included in the transfer agent fees and expenses payable on the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                      PAYABLE AT
                                            EXPENSE  JUNE 30, 2010
                                            -------- -------------
             Class A....................... $171,241    $35,574
             Class C.......................  159,730     28,838

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual operating expenses at 1.45% for Class A and 1.75% for Class C, of average daily net assets. Annual Fund operating expenses do not include extraordinary expenses, as determined under generally accepted accounting principles or acquired fees and expenses. The expense reimbursements and fee waivers will continue in effect indefinitely, unless terminated by the Board, including a majority of the directors that are not deemed to be

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   "interested persons" of the Fund, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Directors"). For the six months ended June 30, 2010, SunAmerica waived fees and reimbursed expenses as follows: Class A $201,914 and Class C $184,411.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. As of June 30, 2010, the Trust had approximately 79.7% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.7% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, and treatment of defaulted securities.

                DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
       -----------------------------------------   -------------------------------------
         FOR THE YEAR ENDED DECEMBER 31, 2009      FOR THE YEAR ENDED DECEMBER 31, 2009
       -----------------------------------------   -------------------------------------
                 LONG-TERM GAINS/   UNREALIZED                         LONG-TERM
       ORDINARY    CAPITAL AND     APPRECIATION/    ORDINARY           CAPITAL
       INCOME     OTHER LOSSES     (DEPRECIATION)   INCOME              GAINS
       --------- ----------------  --------------      -----------     ---------
       $449,694   $(59,497,524)    $(23,068,956)   $8,860,311            $ --

   CAPITAL LOSS CARRYFORWARDS. At December 31, 2009 capital loss carryforward available to offset future recognized gains were $59,497,524 with $7,736,363 expiring in 2010, $4,956,144 expiring in 2011, $3,498,813 expiring in 2012,
   $16,003,027 expiring in 2016, and $27,303,177 expiring in 2017.

   Unrealized appreciation and depreciation in the value of investments at June 30, 2010 for federal income tax purposes were as follows:

                  Cost (tax basis).............. $394,944,042
                                                 ============
                  Gross unrealized appreciation. $  6,979,073
                  Gross unrealized depreciation.  (27,367,606)
                                                 ------------
                  Net unrealized depreciation... $(20,388,533)
                                                 ============

Note 7. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street
   Bank and Trust Company, the Fund's custodian. Interest is currently payable at the higher the Federal Funds Rate or London Interbank Offered Rate plus 125 points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended June 30, 2010, the Fund had borrowings outstanding for 44 days under the line of credit and incurred $2,070 in interest charges related to these

        SUNAMERICA SENIOR FLOATING RATE FUND, INC.
        NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2010 -- (UNAUDITED)
        (CONTINUED)

   borrowings. The Fund's average amount of debt under the line of credit for the days utilized was $1,140,227 at a weighted average interest rate of 1.48%. At June 30, 2010, there were no borrowings outstanding.

Note 8. Interfund Lending

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission (the "Commission"), the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2010, the Fund did not participate in this program.

Note 9. Investment Concentration

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, the Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Fund and the borrower.

Note 10. Unfunded Loan Commitments

   At June 30, 2010, the Fund had the following unfunded loan commitment which could be extended at the option of the Borrower:

                                                        MATURITY PRINCIPAL
     NAME                                       TYPE      DATE    AMOUNT
     ----                                     --------- -------- ----------
     Quad/Graphics, Inc...................... Term Loan 04/23/16 $2,030,000

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS                  CUSTODIAN                  DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Samuel M. Eisenstat        P.O. Box 5607             file its com-plete
 Stephen J. Gutman          Boston, MA 02110          schedule of portfolio
 Peter A. Harbeck                                     holdings with the U.S.
 William J. Shea           VOTING PROXIES ON FUND     Securities and Exchange
                           PORTFOLIO SECURITIES       Commission for its first
OFFICERS                   A description of the       and third fiscal quarters
 John T. Genoy, President  policies and proce-dures   on Form N-Q. The Fund's
   and Chief Executive     that the Fund uses to      Forms N-Q are available
   Officer                 determine how to vote      on the U.S. Securities
 Donna M. Handel,          proxies related to         and Exchange Commission's
   Treasurer               securities held in the     website at
 James Nichols, Vice       Fund's portfolio, which    http://www.sec.gov. You
   President               is available in the        can also review and
 Cynthia A.                Fund's Statement of        obtain copies of the
   Gibbons-Skrehot, Vice   Additional Information     Forms N-Q at the U.S.
   President and Chief     may be ob-tained without   Securities and Exchange
   Compliance Officer      charge upon request, by    Commission's Public
 Gregory N. Bressler,      calling (800) 858-8850.    Refer-ence Room in
   Chief Legal             This in-formation is also  Washington, DC
   Officer and Secretary   available from the EDGAR   (information on the
 Gregory R. Kingston,      database on the U.S.       operation of the Public
   Vice President and      Secu-rities and Exchange   Reference Room may be
   Assistant Treasurer     Commission's website at    ob-tained by calling
 Nori L. Gabert, Vice      http://www.sec.gov.        1-800-SEC-0330).
   President and
   Assistant Secretary     DELIVERY OF SHAREHOLDER    PROXY VOTING RECORD ON
 John E. McLean,           DOCUMENTS                  FUND PORTFOLIO SECURITIES
   Assistant Secretary     The Fund has adopted a     Information regarding how
 Kathleen Fuentes,         policy that allows it to   the Fund voted proxies
   Assistant Secretary     send only one copy of the  relating to securities
 Diedre L. Shepherd,       Fund's prospectus, proxy   held in the Fund's
   Assistant Treasurer     material, annual report    portfolio during the most
 Matthew J. Hackethal,     and semi-annual report     recent twelve month
   Anti-Money Laundering   (the "shareholder          period ended June 30 is
   Compliance Officer      documents") to             available, once filed
                           shareholders with          with the U.S. Securities
INVESTMENT ADVISER         multiple accounts          and Exchange Commis-sion,
 SunAmerica Asset          residing at the same       without charge, upon
   Management Corp.        "household." This          request, by calling
 Harborside Financial      practice is called         (800) 858-8850 or on the
   Center                  householding and reduces   U.S. Securities and
 3200 Plaza 5              Fund expenses, which       Exchange Commission's
 Jersey City, NJ           benefits you and other     website at
   07311-4992              shareholders. Unless the   http://www.sec.gov.
                           Fund receives
DISTRIBUTOR                instructions to the        This report is submitted
 SunAmerica Capital        con-trary, you will only   solely for the general
   Services, Inc.          receive one copy of the    information of
 Harborside Financial      shareholder documents.     shareholders of the Fund.
   Center                  The Fund will continue to  Distribution of this
 3200 Plaza 5              household the              report to persons other
 Jersey City, NJ           share-holder documents     than shareholders of the
   07311-4992              indefinitely, until we     Fund is authorized only
                           are instructed otherwise.  in connection with a
SHAREHOLDER SERVICING      If you do not wish to      currently effective
AGENT                      participate in             prospectus, setting forth
 SunAmerica Fund           householding, please       details of the Fund,
   Services, Inc.          contact Shareholder        which must precede or
 Harborside Financial      Services at (800)          accompany this report.
   Center                  858-8850 ext. 6010 or
 3200 Plaza 5              send a written request     The accompanying report
 Jersey City, NJ           with your name, the name   has not been audited by
   07311-4992              of your fund(s) and your   independent accountants
                           account number(s) to       and accordingly no
TRANSFER AGENT             SunAmerica Mutual Funds    opinion has been
 State Street Bank and     c/o BFDS, P.O. Box         expressed thereon.
   Trust Company           219186, Kansas City MO,
 P.O. Box 219373           64121-9186. We will
 Kansas City, MO 64141     resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM
                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

SFSAN - 6/10

[LOGO]


Sun America
Mutual Funds

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert.

     Not applicable.

Item 4. Principal Accountant Fees and Services.

     Not applicable.

Item 5. Audit Committee of Listed Registrants.

     Not applicable.

Item 6. Investments.

     Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a- 101), or this
     Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 03, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John T. Genoy
    ------------------------------------
    John T. Genoy
    President

Date: September 03, 2010


By: /s/ Donna M. Handel
    ------------------------------------
    Donna M. Handel
    Treasurer

Date: September 03, 2010